EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND EV CLASSIC SENIOR FLOATING-RATE FUND EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND EATON VANCE PRIME RATE RESERVES

Supplement to Prospectuses dated April 1, 2007

The following replaces the sixth paragraph under “Management of the Fund” for Eaton Vance Advisers Senior Floating-Rate Fund and Eaton Vance Institutional Senior Floating-Rate Fund and the seventh paragraph under “Management of the Fund” for EV Classic Senior Floating-Rate Fund and Eaton Vance Prime Rate Reserves:

Scott H. Page and Craig P. Russ, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of the Portfolio (since August 1, 1996) and November 7, 2007, respectively. Messrs. Page and Russ also manage other Eaton Vance floating rate loan portfolios.

November 7, 2007

COMBSFRPRPS

EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND Supplement to Statement of Additional Information dated April 1, 2007

The following tables replace the information under “Portfolio Managers” in “Investment Advisory and Other Services”.

Portfolio Managers. The co-portfolio managers (each referred to as a “portfolio manager”) of the Portfolio are Scott H. Page and Craig P. Russ. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Portfolio. The following tables show, as of November 30, 2006 (unless otherwise stated), the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Scott H. Page
Registered Investment Companies	13	$14,775.3	0	$ 0
Other Pooled Investment Vehicles	7	$ 4,939.5	6	$2,561.5
Other Accounts	2	$ 1,093.4	0	$ 0
Craig P. Russ**
Registered Investment Companies	1	$ 988.0	0	$ 0
Other Pooled Investment Vehicles	1	$ 3,061.0	0	$ 0
Other Accounts	1	$ 716.0	0	$ 0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**As of September 30, 2007.

The following table shows the dollar value of shares of the Fund beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year ended November 30, 2006 (unless otherwise stated) and in all Eaton Vance Funds as of December 31, 2006 (unless otherwise stated). Interests in the Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Managers	Owned in the Fund	the Eaton Vance Family of Funds

Scott H. Page	None	over $1,000,000
Craig P. Russ*	$10,001 - $50,000	$100,001 - $500,000
*As of September 30, 2007.

November 7, 2007

EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND Supplement to Statement of Additional Information dated April 1, 2007

The following tables replace the information under “Portfolio Managers” in “Investment Advisory and Other Services”.

Portfolio Managers. The co-portfolio managers (each referred to as a “portfolio manager”) of the Portfolio are Scott H. Page and Craig P. Russ. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Portfolio. The following tables show, as of November 30, 2006 (unless otherwise stated), the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Scott H. Page
Registered Investment Companies	13	$14,775.3	0	$ 0
Other Pooled Investment Vehicles	7	$ 4,939.5	6	$2,561.5
Other Accounts	2	$ 1,093.4	0	$ 0
Craig P. Russ**
Registered Investment Companies	1	$ 988.0	0	$ 0
Other Pooled Investment Vehicles	1	$ 3,061.0	0	$ 0
Other Accounts	1	$ 716.0	0	$ 0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**As of September 30, 2007.

The following table shows the dollar value of shares of the Fund beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year ended November 30, 2006 (unless otherwise stated) and in all Eaton Vance Funds as of December 31, 2006 (unless otherwise stated). Interests in the Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Managers	Owned in the Fund	the Eaton Vance Family of Funds

Scott H. Page	None	over $1,000,000
Craig P. Russ*	None	$100,001 - $500,000
*As of September 30, 2007.

November 7, 2007

EATON VANCE PRIME RATE RESERVES Supplement to Statement of Additional Information dated April 1, 2007

The following tables replace the information under “Portfolio Managers” in “Investment Advisory and Other Services”.

Portfolio Managers. The co-portfolio managers (each referred to as a “portfolio manager”) of the Portfolio are Scott H. Page and Craig P. Russ. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Portfolio. The following tables show, as of November 30, 2006 (unless otherwise stated), the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Scott H. Page
Registered Investment Companies	13	$14,775.3	0	$ 0
Other Pooled Investment Vehicles	7	$ 4,939.5	6	$2,561.5
Other Accounts	2	$ 1,093.4	0	$ 0
Craig P. Russ**
Registered Investment Companies	1	$ 988.0	0	$ 0
Other Pooled Investment Vehicles	1	$ 3,061.0	0	$ 0
Other Accounts	1	$ 716.0	0	$ 0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**As of September 30, 2007.

The following table shows the dollar value of shares of the Fund beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year ended November 30, 2006 (unless otherwise stated) and in all Eaton Vance Funds as of December 31, 2006 (unless otherwise stated). Interests in the Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Managers	Owned in the Fund	the Eaton Vance Family of Funds

Scott H. Page	None	over $1,000,000
Craig P. Russ*	None	$100,001 - $500,000
*As of September 30, 2007.

November 7, 2007

EV CLASSIC SENIOR FLOATING-RATE FUND Supplement to Statement of Additional Information dated April 1, 2007

The following tables replace the information under “Portfolio Managers” in “Investment Advisory and Other Services”.

Portfolio Managers. The co-portfolio managers (each referred to as a “portfolio manager”) of the Portfolio are Scott H. Page and Craig P. Russ. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Portfolio. The following tables show, as of November 30, 2006 (unless otherwise stated), the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Scott H. Page
Registered Investment Companies	13	$14,775.3	0	$ 0
Other Pooled Investment Vehicles	7	$ 4,939.5	6	$2,561.5
Other Accounts	2	$ 1,093.4	0	$ 0
Craig P. Russ**
Registered Investment Companies	1	$ 988.0	0	$ 0
Other Pooled Investment Vehicles	1	$ 3,061.0	0	$ 0
Other Accounts	1	$ 716.0	0	$ 0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**As of September 30, 2007.

The following table shows the dollar value of shares of the Fund beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year ended November 30, 2006 (unless otherwise stated) and in all Eaton Vance Funds as of December 31, 2006 (unless otherwise stated). Interests in the Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Managers	Owned in the Fund	the Eaton Vance Family of Funds

Scott H. Page	None	over $1,000,000
Craig P. Russ*	None	$100,001 - $500,000
*As of September 30, 2007.

November 7, 2007